UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-8327

Name of Fund: Merrill Lynch Global Growth Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Global Growth Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 09/01/05 - 11/30/05

Item 1 - Schedule of Investments


Merrill Lynch Global Growth Fund, Inc.

Schedule of Investments as of November 30, 2005                                                                 (in U.S. dollars)
                                                  Shares
                    Industry                        Held    Common Stocks                                               Value

Africa
South Africa - 2.3% Construction                  33,000    Pretoria Portland Cement Co. Ltd.                     $     1,584,388
                    Materials - 0.3%

                    Food & Staples               223,700    Massmart Holdings Ltd.                                      1,737,493
                    Retailing - 0.4%

                    Food Products - 0.3%          70,656    Tiger Brands Ltd.                                           1,512,865

                    Industrial                    91,800    Barloworld Ltd.                                             1,455,890
                    Conglomerates - 0.3%

                    Metals & Mining - 0.4%        13,700    Impala Platinum Holdings Ltd.                               1,795,052

                    Specialty Retail - 0.6%      302,900    Edgars Consolidated Stores Ltd.                             1,421,438
                                                 133,100    JD Group Ltd.                                               1,490,398
                                                                                                                  ---------------
                                                                                                                        2,911,836

                                                            Total Common Stocks in Africa - 2.3%                       10,997,524


Europe

France - 3.0%       Construction &                32,200    Vinci SA                                                    2,566,251
                    Engineering - 0.5%

                    Textiles, Apparel &          115,400    LVMH Moet Hennessy Louis Vuitton SA                         9,904,528
                    Luxury Goods - 2.1%

                    Transportation                29,900    Autoroutes du Sud de la France                              1,704,372
                    Infrastructure - 0.4%

                                                            Total Common Stocks in France                              14,175,151


Norway - 1.0%       Construction &                91,000    Aker Kvaerner ASA (a)                                       4,892,655
                    Engineering - 1.0%

                                                            Total Common Stocks in Norway                               4,892,655


Spain - 1.2%        Commercial Banks - 0.8%      306,800    Banco Popular Espanol SA                                    3,707,454

                    Construction &                28,000    Grupo Ferrovial SA                                          1,950,932
                    Engineering - 0.4%

                                                            Total Common Stocks in Spain                                5,658,386


Sweden - 2.2%       Communications             1,461,600    Telefonaktiebolaget LM Ericsson                             4,776,234
                    Equipment - 1.0%

                    Machinery - 1.2%             412,400    SKF AB Class B                                              5,385,478

                                                            Total Common Stocks in Sweden                              10,161,712


Switzerland - 2.7%  Commercial Services &          2,400    SGS SA                                                      1,944,244
                    Supplies - 0.4%

                    Health Care Equipment &       47,000    Alcon, Inc.                                                 6,589,400
                    Supplies - 1.4%

                    Textiles, Apparel &          146,100    Swatch Group AG Registered Shares                           4,311,931
                    Luxury Goods - 0.9%

                                                            Total Common Stocks in Switzerland                         12,845,575

                                                            Total Common Stocks in Europe - 10.1%                      47,733,479


North America

Canada - 2.4%       Diversified Financial         51,400    TSX Group, Inc.                                             1,865,452
                    Services - 0.4%

                    Energy Equipment &            67,400    Ensign Resource Service Group                               2,459,403
                    Services - 0.5%

                    Oil, Gas & Consumable        122,700    Cameco Corp.                                                6,975,278
                    Fuels - 1.5%

                                                            Total Common Stocks in Canada                              11,300,133


United              Aerospace & Defense - 2.0%    72,900    Boeing Co.                                                  4,971,051
States - 25.8%                                    74,400    Lockheed Martin Corp.                                       4,508,640
                                                                                                                  ---------------
                                                                                                                        9,479,691

                    Biotechnology - 0.7%          45,700    Genzyme Corp. (a)                                           3,397,338

                    Capital Markets - 1.0%        36,600    Goldman Sachs Group, Inc.                                   4,719,936

                    Chemicals - 1.0%             102,000    The Dow Chemical Co.                                        4,615,500

                    Communications                70,100    Corning, Inc. (a)                                           1,419,525
                    Equipment - 0.3%

                    Energy Equipment &            82,200    Baker Hughes, Inc.                                          4,714,170
                    Services - 6.0%              115,800    Grant Prideco, Inc. (a)                                     4,445,562
                                                  71,600    Halliburton Co.                                             4,557,340
                                                  72,200    National Oilwell Varco, Inc. (a)                            4,376,764
                                                  51,100    Schlumberger Ltd.                                           4,891,803
                                                  82,300    Transocean, Inc. (a)                                        5,254,032
                                                                                                                  ---------------
                                                                                                                       28,239,671

                    Health Care Providers &       86,800    Caremark Rx, Inc. (a)                                       4,460,652
                    Services - 4.0%               86,300    Coventry Health Care, Inc. (a)                              5,140,891
                                                 103,900    Humana, Inc. (a)                                            4,761,737
                                                  60,900    WellPoint, Inc. (a)                                         4,678,947
                                                                                                                  ---------------
                                                                                                                       19,042,227

                    Hotels, Restaurants &        153,300    Starbucks Corp. (a)                                         4,667,985
                    Leisure - 1.0%

                    Household Products - 1.0%     81,300    Procter & Gamble Co.                                        4,649,547

                    IT Services - 1.0%           100,600    Cognizant Technology Solutions Corp. (a)                    4,888,154

                    Industrial                    59,900    3M Co.                                                      4,700,952
                    Conglomerates - 1.0%

                    Internet Software &           11,700    Google, Inc. (a)                                            4,738,383
                    Services - 2.0%              120,900    Yahoo!, Inc. (a)                                            4,863,807
                                                                                                                  ---------------
                                                                                                                        9,602,190

                    Machinery - 2.1%              83,800    Caterpillar, Inc.                                           4,841,964
                                                  46,000    ITT Industries, Inc.                                        5,002,960
                                                                                                                  ---------------
                                                                                                                        9,844,924

                    Oil, Gas & Consumable         72,200    ConocoPhillips                                              4,368,822
                    Fuels - 1.8%                  42,300    Valero Energy Corp.                                         4,069,260
                                                                                                                  ---------------
                                                                                                                        8,438,082

                    Software - 0.9%               80,400    Electronic Arts, Inc. (a)                                   4,531,344

                                                            Total Common Stocks in the United States                  122,237,066

                                                            Total Common Stocks in North America - 28.2%              133,537,199


Pacific Basin/Asia

Australia - 23.0%   Beverages - 0.9%             970,000    Foster's Group Ltd.                                         4,056,385

                    Biotechnology - 2.0%         330,100    CSL Ltd.                                                    9,675,193

                    Capital Markets - 3.4%       246,100    Macquarie Bank Ltd.                                        12,353,452
                                                  80,700    Perpetual Trustees Australia Ltd.                           3,882,450
                                                                                                                  ---------------
                                                                                                                       16,235,902

                    Commercial Banks - 4.6%      318,800    Commonwealth Bank of Australia                              9,863,102
                                                 484,600    National Australia Bank Ltd.                               11,642,624
                                                                                                                  ---------------
                                                                                                                       21,505,726

                    Construction &               425,700    Leighton Holdings Ltd.                                      5,110,618
                    Engineering - 1.1%

                    Construction                 245,300    James Hardie Industries NV                                  1,526,907
                    Materials - 0.8%             221,200    Rinker Group Ltd.                                           2,567,143
                                                                                                                  ---------------
                                                                                                                        4,094,050

                    Diversified Financial         96,800    Australian Stock Exchange Ltd.                              2,185,215
                    Services - 0.5%

                    Health Care Equipment &      111,400    Cochlear Ltd.                                               3,281,612
                    Supplies - 0.7%

                    IT Services - 0.4%           321,800    Computershare Ltd.                                          1,667,259

                    Industrial                   156,400    Wesfarmers Ltd.                                             4,114,084
                    Conglomerates - 0.9%

                    Insurance - 2.0%             686,000    QBE Insurance Group Ltd.                                    9,687,716

                    Media - 1.8%                 692,100    Publishing & Broadcasting Ltd.                              8,477,851

                    Metals & Mining - 2.0%       593,700    BHP Billiton Ltd.                                           9,610,252

                    Road & Rail - 1.4%           643,667    Toll Holdings Ltd. (d)                                      6,612,560

                    Transportation               501,800    Transurban Group                                            2,514,422
                    Infrastructure - 0.5%

                                                            Total Common Stocks in Australia                          108,828,845


China - 1.8%        Oil, Gas & Consumable      2,509,000    China Shenhua Energy Co. Ltd. Class H (a)                   2,798,670
                    Fuels - 1.8%               4,466,000    Sinopec Zhenhai Refining and Chemical Co. Ltd.              5,874,270
                                                                                                                  ---------------
                                                                                                                        8,672,940

                                                            Total Common Stocks in China                                8,672,940

Hong Kong - 5.6%    Distributors - 0.6%        1,655,000    China Resources Enterprise                                  2,945,182

                    Electric                   2,546,200    Cheung Kong Infrastructure Holdings Ltd.                    8,241,405
                    Utilities - 1.8%

                    Marine - 1.1%              1,749,700    NWS Holdings Ltd.                                           2,662,445
                                                 772,500    Orient Overseas International Ltd.                          2,515,329
                                                                                                                  ---------------
                                                                                                                        5,177,774

                    Real Estate - 0.2%         2,132,300    Midland Holdings Ltd.                                         983,013

                    Transportation             2,399,000    COSCO Pacific Ltd.                                          4,006,222
                    Infrastructure - 1.9%      2,403,000    China Merchants Holdings International Co., Ltd.            5,050,988
                                                                                                                  ---------------
                                                                                                                        9,057,210

                                                            Total Common Stocks in Hong Kong                           26,404,584


India - 8.0%        Auto Components - 0.2%       133,400    Bharat Forge Ltd.                                           1,038,573

                    Automobiles - 0.6%           218,700    Tata Motors Ltd.                                            2,647,271

                    Chemicals - 0.6%             162,200    Reliance Industries Ltd.                                    2,943,276

                    Commercial Banks - 0.2%       68,318    ICICI Bank Ltd.                                               799,499

                    Construction &               103,300    Larsen & Toubro Ltd.                                        3,809,047
                    Engineering - 0.8%

                    Construction                  27,723    Ultra Tech Cement Ltd.                                        271,794
                    Materials - 0.0%

                    Electrical Equipment - 0.6%   84,700    Bharat Heavy Electricals Ltd.                               2,632,712

                    Household Products - 0.7%    845,800    Hindustan Lever Ltd.                                        3,352,795

                    IT Services - 2.5%           159,000    Infosys Technologies Ltd.                                   9,297,863
                                                  77,500    Tata Consultancy Services Ltd.                              2,564,760
                                                                                                                  ---------------
                                                                                                                       11,862,623

                    Metals & Mining - 0.5%       896,000    Hindalco Industries Ltd.                                    2,456,680

                    Pharmaceuticals - 0.7%       180,900    Cipla Ltd.                                                  1,567,209
                                                 137,200    Sun Pharmaceuticals Industries Ltd.                         1,980,283
                                                                                                                  ---------------
                                                                                                                        3,547,492

                    Wireless Telecommunication   343,700    Bharti Tele-Ventures Ltd. (a)                               2,677,341
                    Services - 0.6%

                                                            Total Common Stocks in India                               38,039,103


Japan - 13.0%       Automobiles - 1.2%           768,000    Isuzu Motors Ltd.                                           2,952,488
                                                  57,100    Toyota Motor Corp.                                          2,763,019
                                                                                                                  ---------------
                                                                                                                        5,715,507

                    Chemicals - 0.6%             107,000    JSR Corp.                                                   2,611,174

                    Commercial Banks - 3.8%          500    Mitsubishi Tokyo Financial Group, Inc.                      6,309,807
                                                     900    Mizuho Financial Group, Inc.                                6,355,773
                                                     600    Sumitomo Mitsui Financial Group, Inc.                       5,666,291
                                                                                                                  ---------------
                                                                                                                       18,331,871

                    Construction &               131,500    Chiyoda Corp.                                               2,560,654
                    Engineering - 0.5%

                    Electrical Equipment - 1.0%  499,000    Matsushita Electric Works Ltd.                              4,770,850

                    Food & Staples               150,000    Seven & I Holdings Co. Ltd.                                 5,265,137
                    Retailing - 1.1%

                    Household Durables - 1.7%    285,500    Matsushita Electric Industrial Co., Ltd.                    5,762,254
                                                 217,000    Sekisui House Ltd.                                          2,584,305
                                                                                                                  ---------------
                                                                                                                        8,346,559

                    Multiline Retail - 0.4%      140,000    Daimaru, Inc.                                               1,888,429

                    Oil, Gas & Consumable            300    INPEX Corp.                                                 2,198,822
                    Fuels - 1.0%                 301,000    Nippon Oil Corp.                                            2,191,058
                                                                                                                  ---------------
                                                                                                                        4,389,880

                    Real Estate - 0.9%           128,400    Leopalace21 Corp.                                           4,120,647

                    Specialty Retail - 0.8%       37,000    Yamada Denki Co., Ltd.                                      3,794,158

                                                            Total Common Stocks in Japan                               61,794,866


South Korea - 5.0%  Auto Components - 0.3%       127,200    Hankook Tire Co. Ltd.                                       1,538,461

                    Automobiles - 3.2%           180,800    Hyundai Motor Co.                                          14,974,823

                    Chemicals - 0.7%              63,800    LG Chem Ltd.                                                3,240,929

                    Semiconductors &               6,300    Samsung Electronics Co., Ltd.                               3,645,283
                    Semiconductor
                    Equipment - 0.8%

                                                            Total Common Stocks in South Korea                         23,399,496

                                                            Total Common Stocks in the Pacific Basin/Asia - 56.4%     267,139,834

                                                            Total Common Stocks
                                                            (Cost - $390,519,031) - 97.0%                             459,408,036



Pacific Basin/Asia                                          Rights
India - 0.0%        Metals & Mining - 0.0%       224,000    Hindalco Industries Ltd. (e)                                  145,673

                                                            Total Rights in the Pacific Basin/Asia                        145,673

                                                            Total Rights (Cost - $0) - 0.0%                               145,673


                                              Beneficial
                                                Interest    Short-Term Securities
                                           $  10,863,109    Merrill Lynch Liquidity Series, LLC
                                                            Cash Sweep Series I (b)                                    10,863,109
                                               3,240,000    Merrill Lynch Liquidity Series, LLC
                                                            Money Market Series (b)(c)                                  3,240,000

                                                            Total Short-Term Securities
                                                            (Cost - $14,103,109) - 3.0%                                14,103,109

                                                            Total Investments (Cost - $404,622,140*) - 100.0%         473,656,818
                                                            Liabilities in Excess of Other Assets - (0.0%)               (29,845)
                                                                                                                  ---------------
                                                            Net Assets - 100.0%                                   $   473,626,973
                                                                                                                  ===============

  * The cost and unrealized appreciation (depreciation) of investments as of November 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $      404,662,851
                                                 ==================
    Gross unrealized appreciation                $       73,189,831
    Gross unrealized depreciation                       (4,195,864)
                                                 ------------------
    Net unrealized appreciation                  $       68,993,967
                                                 ==================

(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series,
    LLC Cash Sweep Series I                 $    7,322,649        $  37,076
    Merrill Lynch Liquidity Series,
    LLC Money Market Series                 $  (3,704,000)        $   1,600

(c) Security was purchased with the cash proceeds from securities loans.

(d) Security, or a portion of security, is on loan.

(e) The rights exercise date has not yet been determined.


    For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Global Growth Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Growth Fund, Inc.


Date: January 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Growth Fund, Inc.


Date: January 25, 2006


By:    /s/ Donald C. Burke
       ------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Global Growth Fund, Inc.


Date: January 25, 2006